S000000882 [Member] Annual Fund Operating Expenses - Wasatch-Hoisington U.S. Treasury Fund - Investor Class shares	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.73%